American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP BALANCED FUND
CLASS I

Supplement dated June 1, 2006 * Prospectus dated May 1, 2006

THE FUND MANAGEMENT TEAM SECTION ON PAGE 10 OF THE PROSPECTUS IS RESTATED AS
FOLLOWS:

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

EQUITY PORTION OF VP BALANCED

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since May 1992. He joined American
Century in 1989 and became a portfolio manager in April 1991. He has a degree from the University of Illinois and is a CFA charterholder.

THOMAS P. VAIANA

Mr. Vaiana, Vice President and Portfolio Manager, has been a member of the team that manages VP Balanced since February 2001. He joined American Century in
February 1997 and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

FEI ZOU

Mr. Zou, Vice President, Portfolio Manager and Senior Quantitative Analyst, has
been a member of the team that manages VP Balanced since he joined American
Century in September 2000 as a quantitative analyst. He became a senior quantitative analyst in February 2003 and then became a portfolio manager in
February 2004. He has a master's degree in economics and a Ph.D. in finance from the University of Texas - Austin.

FIXED-INCOME PORTION OF VP BALANCED

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income, has been a member of the team that manages VP Balanced since May 2001. He joined American Century in May
1991 as a portfolio manager. He has a bachelor's degree in economics from Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since December 2001. He joined
American Century in 1983 and became a portfolio manager in January 1991. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

JAMES F. KEEGAN

Mr. Keegan, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since he joined American Century in
February 2006. Prior to joining American Century, he was chief investment officer with Westmoreland Capital Management, LLC from 2002 to 2003. He has a bachelor's degree in business management from St. Francis College and an MBA from Fordham University Graduate School of Business.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since June 1995. He joined American Century in
November 1990 and became a portfolio manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

ALEJANDRO H. AGUILAR

Mr. Aguilar, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since October 2003. He joined American Century in October 2003 as a portfolio manager. Prior to joining American Century, he was an investment officer with CalPERS from July 2002 to October 2003 and director of portfolio management at TIAA-CREF from June 1994 to March 2002. He has a bachelor's degree in economics from the University of California -
Berkeley and an MBA from the University of Michigan. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Senior Portfolio Manager, has been a member of the team that manages VP Balanced since January 1999. He joined American Century in 1987 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

JOHN F. WALSH

Mr. Walsh, Vice President and Portfolio Manager, has been a member of the team that manages VP Balanced since January 1999. He joined American Century in
February 1996 and became a portfolio manager in September 1997. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

DAN SHIFFMAN

Mr. Shiffman, Vice President and Portfolio Manager, has been a member of the team that manages VP Balanced since February 2006. He joined American Century in
May 2004 as a portfolio manager. Prior to joining American Century, he was an investment officer at CalPERS from August 1996 to April 2004. He has a bachelor's degree from the University of California-Berkeley and an MBA from
Thunderbird, The Garvin School of International Management. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49996 0606

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated June 1, 2006 * Statement of Additional Information dated May 1, 2006

THE FOLLOWING REPLACES THE ENTRY FOR VP BALANCED IN THE OTHER ACCOUNTS MANAGED
CHART ON PAGE 47.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)
                               REGISTERED                         OTHER ACCOUNTS
                               INVESTMENT        OTHER POOLED     (E.G., SEPARATE
                               COMPANIES         INVESTMENT       ACCOUNTS AND
                               (E.G., OTHER      VEHICLES (E.G.,  CORPORATE
                               AMERICAN          COMMINGLED       ACCOUNTS,
                               CENTURY FUNDS     TRUSTS AND       INCLUDING
                               AND AMERICAN      529              INCUBATION
                               CENTURY -         EDUCATION        STRATEGIES AND
                               SUBADVISED        SAVINGS          CORPORATE
                               FUNDS)            PLANS)           MONEY)
----------------------------------------------------------------------------------
VP Balanced(1)
----------------------------------------------------------------------------------
William     Number of Other    12                0                3
Martin      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $7,847,186,934    N/A              $346,857,352
            Accounts Managed
----------------------------------------------------------------------------------
Thomas P.   Number of Other    10                0                3
Vaiana      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $6,708,241,919    N/A              $346,857,352
            Accounts Managed
----------------------------------------------------------------------------------
Fei Zou     Number of Other    4                 0                1
            Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $3,912,417,399    N/A              $10,470,322
            Accounts Managed
----------------------------------------------------------------------------------
G. David    Number of Other    5                 0                1
MacEwen     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $2,107,967,244    N/A              $26,599,241
            Accounts Managed
----------------------------------------------------------------------------------
Robert V.   Number of Other    14                0                2
Gahagan     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $7,316,112,167    N/A              $38,134,266
            Accounts Managed
----------------------------------------------------------------------------------
James F.    Number of Other    5                 0                1
Keegan      Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $1,731,283,776    N/A              $26,599,241
            Accounts Managed
----------------------------------------------------------------------------------
Jeffrey L.  Number of Other    4                 0                1
Houston     Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $1,662,099,312    N/A              $26,599,241
            Accounts Managed
----------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)
                                 REGISTERED                         OTHER ACCOUNTS
                                 INVESTMENT       OTHER POOLED      (E.G., SEPARATE
                                 COMPANIES        INVESTMENT        ACCOUNTS AND
                                 (E.G., OTHER     VEHICLES (E.G.,   CORPORATE
                                 AMERICAN         COMMINGLED        ACCOUNTS,
                                 CENTURY FUNDS    TRUSTS AND        INCLUDING
                                 AND AMERICAN     529               INCUBATION
                                 CENTURY -        EDUCATION         STRATEGIES AND
                                 SUBADVISED       SAVINGS           CORPORATE
                                 FUNDS)           PLANS)            MONEY)
-----------------------------------------------------------------------------------
VP Balanced(1)
-----------------------------------------------------------------------------------
Alejandro H.  Number of Other    8                0                 2
Aguilar       Accounts Managed
              ---------------------------------------------------------------------
              Assets in Other    $5,085,679,005   N/A               $38,134,266
              Accounts Managed
-----------------------------------------------------------------------------------
Brian         Number of Other    6                0                 2
Howell        Accounts Managed
              ---------------------------------------------------------------------
              Assets in Other    $3,155,249,317   N/A               $38,134,266
              Accounts Managed
-----------------------------------------------------------------------------------
John F.       Number of Other    4                0                 1
Walsh         Accounts Managed
              ---------------------------------------------------------------------
              Assets in Other    $1,662,099,312   N/A               $26,599,241
              Accounts Managed
-----------------------------------------------------------------------------------
Dan           Number of Other    8                0                 2
Shiffman      Accounts Managed
              ---------------------------------------------------------------------
              Assets in Other    $5,085,679,005   N/A               $38,134,266
              Accounts Managed
-----------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

THE FOLLOWING REPLACES THE SECTION OWNERSHIP OF SECURITIES ON PAGE 51.

OWNERSHIP OF SECURITIES

As of December 31, 2005, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of April 21,
2006, none of the portfolio managers for VP Balanced beneficially owned shares of the fund they manage. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49998 0606